Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities and other payables
Accrued administrative expenses	$ 3,314	$ 3,004
Accrued operating expense	3,033
Accrued interest	2,850
Current tax payable	818	1,375
Refund liabilities (note 5)	125	1,834
Current portion of advance for refundable value added tax		429
Lease liability (note 2 and note 11)	75
Other accruals and payables	949	816
Total accrued liabilities and other payables	$ 11,164	$ 7,458